AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2016

File No. 033-80514

File No. 811-08572

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 44	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 45	☒

BISHOP STREET FUNDS

(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code:

1-888-462-5386

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On April 29, 2016 pursuant to paragraph (a)(2) of Rule 485

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS DATED FEBRUARY 12, 2016

CLASS I SHARES

BISHOP STREET FUNDS

PROSPECTUS

[XX], 2016

SHORT-DURATION BOND FUND ([XXXXX])

Investment Adviser:

BISHOP STREET CAPITAL MANAGEMENT

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO]

[BISHOP STREET FUNDS]

[Your Avenue to Sound Investment]

About This Prospectus

i

BISHOP STREET SHORT-DURATION BOND FUND

■■■ INVESTMENT OBJECTIVE

The investment objective of the Bishop Street Short-Duration Bond Fund (the “Fund”) is to provide high total return, consistent with the preservation of capital and the maintenance of liquidity.

■■■ FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%
Other Expenses		0.30%

Shareholder Servicing Fees	0.10%
Other Operating Expenses[1]	0.20%
Total Annual Fund Operating Expenses		0.55%

1	Other Operating Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$55	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.

1

■■■ PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed-income securities, including mortgage-backed securities, issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including government-sponsored enterprises. The Fund only invests in securities that are rated investment-grade by at least one major nationally recognized statistical rating organization at the time of purchase.

The Fund may invest in securities with any maturity or duration, but seeks to maintain an average duration similar to that of the Barclays Capital 1-3 Year U.S. Government Index, which generally ranges between zero and three years. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a three-year duration means that the fixed income security will decrease in value by 3% if interest rates rise 1%, and increase in value by 3% if interest rates fall 1%. Thus, the longer the duration, the more volatile the security.

In determining which securities to buy and sell for the Fund, the Adviser considers a security’s yield, maturity, duration, asset class and issuer, and invests in those securities that it believes offer the Fund the best opportunity to achieve its investment objective.

■■■ PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:

■ Fixed Income Risk

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, there is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.

■ Liquidity Risk

Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.

■ Management Risk

The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.

2

■ Mortgage-Backed Securities Risk

In addition to the general risks associated with fixed income securities, mortgage-backed securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, maturity and duration of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

■ U.S. Government Securities Risk

The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

■ Valuation Risk

Valuation risk is the risk that certain securities may be difficult to value.

■■ ■ PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.

■■ ■ MANAGEMENT OF THE FUND

Bishop Street Capital Management serves as investment adviser to the Fund. Messrs. Michael K. Hirai, CFA, President, Chief Investment Officer and Director, and Joshua Lam, Vice President and Portfolio Manager, have co-managed the Fund since its inception in 2016.

■■ ■ PURCHASE AND SALE OF FUND SHARES

Class I Shares of the Fund are offered exclusively to high-net-worth and institutional advisory clients of First Hawaiian Bank.

To purchase shares of the Fund for the first time, you must invest at least $2,500 ($1,000 for those investing in an IRA). Subsequent investments must be at least $500. If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at Bishop Street Funds, c/o DST Systems, Inc., PO Box 219009,

3

Kansas City, MO 64121-9009 (Express Mail Address: Bishop Street Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105) or by telephone at 1-800-262-9565 (for redemptions of $5,000 or less). If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.

■■ ■ TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

■■ ■ PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its investment goal. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

■■■ FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board ending its quantitative easing program and raising the federal funds rate, the Fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. In addition, declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or further increase volatility in the fixed income markets. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund’s share price. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

■ Mortgage-Backed Securities Risk

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the

5

result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

■ U.S. Government Securities Risk

U.S. government securities may differ in their interest rates, maturities, times of issuance, and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its obligations to decline. While Treasury securities are backed by the full faith and credit of the U.S. government, obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.

■■■ LIQUIDITY RISK

Certain debt obligations may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

■■■ MANAGEMENT RISK

The Fund’s management uses specific investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by management in using these strategies may not produce the results expected by management, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives.

■■■ VALUATION RISK

The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the Trust’s Fair Value Pricing Committee may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

6

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Fund is a fundamental policy and cannot be changed without shareholder approval.

This prospectus describes the Fund’s principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in the Fund’s Statement of Additional Information (SAI) (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). There is no guarantee that the Fund will achieve its investment goals.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the portfolio managers believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. The portfolio holdings for the Fund are disclosed in the Quarterly Holdings Report, which is available on the Fund’s website at www.bishopstreetfunds.com.

INVESTMENT ADVISER

■■■ INVESTMENT ADVISER

The Fund’s adviser, Bishop Street Capital Management, is a Hawaii corporation established in 1999 with its principal place of business located at 999 Bishop Street, Honolulu, Hawaii 96813. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (Advisers Act) and is a wholly-owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of March 31, 2016, the Adviser had approximately $[XX] million in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. For its services under its investment advisory agreement with the Trust (the “Advisory Agreement”), the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.55% of the average daily net assets of Class I Shares of the Fund. The Adviser intends to continue these fee reductions and expense reimbursements until further notice, but may discontinue them at any time.

7

The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be included in the Fund’s initial Semi-Annual Report to Shareholders dated June 30, 2016, which will cover the period from the Fund’s inception to June 30, 2016.

■■■ PORTFOLIO MANAGERS

Michael K. Hirai, CFA, Bishop Street Capital Management, is President, Chief Investment Officer and Director of the Adviser and also serves as co-portfolio manager of the Fund. Mr. Hirai joined Bishop Street Capital Management in 2004 and has over 31 years of management experience serving in senior roles with investment firms in Los Angeles and Honolulu. Mr. Hirai holds an M.B.A. from the University of Southern California and a B.B.A. in Finance from the University of Hawaii.

Joshua Lam, Bishop Street Capital Management, Vice President and Fixed Income Portfolio Manager, serves as co-portfolio manager of the Fund. Mr. Lam joined Bishop Street Capital Management in 2011 and has over 15 years of experience managing fixed income and derivative portfolios for both institutions and high-net worth individuals, having previously helped to manage the convertible bond fund at San-Francisco based hedge fund Symphony Asset Management. Prior to that, he was an Assistant Portfolio Manager at Polaris Advisors, a convertible bond hedge fund located outside of Philadelphia. Mr. Lam holds a B.A. from the University of Pennsylvania.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the SAI.

■■■ ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciaries or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services (e.g., shareholder services).

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Fund.

Class I Shares of the Fund are offered exclusively to high-net-worth and institutional advisory clients of First Hawaiian Bank.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

8

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see “Taxes.”

■■■ HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

■	Mail;

■	Telephone;

■	Wire; or

■	Direct Deposit.

To purchase shares directly from the Fund, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks. Mail your check to Bishop Street Funds, c/o DST Systems, Inc., PO Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Bishop Street Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105).

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund’s transfer agent receives the order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on excessive trading, see “Other Policies – Excessive Trading.”

The price per share (the offering price) will be the NAV per share next determined after the Fund receives your purchase order. The Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, the Fund is deemed to have received your order upon receipt of your order and proper payment. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund’s NAV is calculated once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day’s NAV, generally the Fund must receive your purchase order by 4:00 p.m., Eastern Time. If the NYSE closes early – such as on days in advance of certain holidays – the Fund reserves the right to calculate NAV as of the earlier closing time.

How the Fund Calculates NAV

NAV for one Fund share is the value of that share’s portion of all of the net assets of the Fund.

9

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board.

Fair Value Pricing

The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Minimum Purchases & Automatic Investment Plans

You may open an account with a $10,000 minimum initial investment in the Fund ($5,000 for those investing in an IRA). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP). The Fund may accept investments of smaller amounts in its sole discretion. Subsequent investments must be at least $500.

If you have a checking or savings account, you may establish an AIP and open an account with a $2,500 minimum initial investment in the Fund. You may then begin regularly scheduled investments of at least $250 per month through automatic deductions from your checking or savings accounts.

■■■ HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at Bishop Street Funds, c/o DST Systems, Inc., PO Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Bishop Street Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105) or by telephone at 1-800-262-9565.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund’s transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund’s transfer agent receives the order at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell more than $5,000 of your shares, your request must be in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit

10

unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program (Eligible Guarantors). For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you are requesting money to be wired to a bank account that has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and the original guarantee must be provided. Signature guarantees are for the protection of Fund shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact the Fund at 1-800-262-9565 for more information.

The Fund participates in the Paperless Legal Program (Program), which allows the transfer agent to rely on Eligible Guarantors, through the Medallion Signature Guarantee process, in authenticating and processing redemption requests. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

The sale price of each share will be the next determined NAV after the Fund receives your request.

Systematic Withdrawal Plan

If you have at least $50,000 in the Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $500 from the Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after it receives your request.

Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $1,000 (may be subject to a $15 fee), sent via ACH or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

11

Involuntary Sales of Your Shares

If your account balance drops below $1,000 ($500 for those investing in an IRA; $100 for those who have arranged to purchase shares through an AIP) because of redemptions, you may be required to sell your shares.

The Fund will give you at least 60 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. If your shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

12

■■■ HOW TO EXCHANGE YOUR SHARES

You may exchange Class I Shares of the Fund for Class I Shares of any other Bishop Street Fund on any Business Day by contacting the Fund directly by mail or telephone at 1-800-262-9565. You may also exchange shares through your financial institution by mail or telephone.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund’s policy on excessive trading, see “Other Policies – Excessive Trading.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

■■■ TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

■■■ BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (authorized institutions). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s next computed NAV after they are received by an authorized institution or an authorized institution’s designee. To

13

determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

OTHER POLICIES

Excessive Trading

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund’s service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund’s service providers may consider the trading history of accounts under common ownership or control. The Fund’s policies and procedures include:

•	Shareholders are restricted from making more than four “round trips” into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a “round trip” as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

•	A redemption fee of 1.00% of the value of the shares sold will be imposed on shares redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fee”)

•	The Fund reserves the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believe that the trading activity would be harmful or disruptive to the Fund.

The following types of transactions are exempt from these policies: 1) systematic purchases and redemptions, and 2) purchases or redemptions by an account participating in a bona fide asset allocation program.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders. Although these policies are designed to deter frequent trading in the Fund, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading will occur.

14

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into “information sharing agreements” with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary’s ability to transact in Fund shares. When information regarding transactions in the Fund’s shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Redemption Fee

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 1.00% redemption fee on redemptions of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from the Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and systems limitations, intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund’s. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary’s customers.

The Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; and (iv) retirement loans and withdrawals; and (v) systematic redemptions.

15

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask you to provide your name, address, date of birth and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund’s next determined NAV.

The Fund reserves the right to close or liquidate your account at the then-current day’s price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of your purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Unclaimed Property

Each state has rules governing the definition and treatment of unclaimed property. Triggers include inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a

16

shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once property is flagged as unclaimed, an attempt is made to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-800-262-9565.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see “Payments to Financial Intermediaries” in the SAI.

In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Class I Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Other Payments by the Fund

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, shareholder services fees the Fund may pay to financial intermediaries pursuant to the Fund’s shareholder servicing plan.

Other Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing

17

the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund’s shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income, if any, quarterly, and distributes its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Fund. The following is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an IRA or other tax-qualified plan, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

18

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of the Fund’s shares for shares of a different Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short-term capital gain or loss, if you held the shares for 12 months or less, or long-term capital gain or loss, if you held the shares for longer.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). Exempt-interest dividends do not constitute “net investment income” for this purpose.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. the Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

More information about taxes is in the SAI.

19

FINANCIAL HIGHLIGHTS

Because the Fund had not commenced operations prior to the date of this prospectus, financial highlights are not available.

20

BISHOP STREET FUNDS

INVESTMENT ADVISER

Bishop Street Capital Management

999 Bishop Street, 28th Floor

Honolulu, Hawaii 96813

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

[LOGO]

[BISHOP STREET FUNDS]

[Your Avenue to Sound Investment]

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [XX] includes detailed information about Bishop Street Funds. The SAI is on file with the U.S. Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund’s website at www.bishopstreetfunds.com.

Annual and Semi-Annual Reports

Once available, these reports will list the Fund’s holdings and contain information from the Adviser about strategies, recent market conditions and trends and their impact on Fund performance. The reports also will contain detailed financial information about the Fund.

To Obtain More Information:

By Telephone:	Call 1-800-262-9565

By Mail:	Write to the Fund
Bishop Street Funds
c/o DST Systems, Inc.
PO Box 219009
Kansas City, MO 64121-9009

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Bishop Street Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Room, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

Bishop Street Funds’ Investment Company Act registration number is 811-08572.

Visit us online at www.bishopstreetfunds.com.

[Inventory Code]

STATEMENT OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 12, 2016

BISHOP STREET FUNDS

[DATE]

Investment Adviser:

Bishop Street Capital Management

(the “Adviser”)

This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of Bishop Street Funds (the “Trust”) and should be read in conjunction with the Trust’s prospectus dated [                    ]. This SAI relates to the following series of the Trust (the “Fund”):

Short-Duration Bond Fund

This SAI is incorporated by reference into the Trust’s prospectus. Capitalized terms not defined herein are defined in the prospectus. The prospectus may be obtained without charge by calling 1-800-262-9565 or by writing to the Fund at Bishop Street Funds, c/o DST Systems, Inc., PO Box 219009, Kansas City, MO 64121-9009. A copy of the Fund’s Annual or Semi-Annual Report, when available, may be obtained without charge at www.bishopstreetfunds.com.

[Date]	[Inventory Code	]

THE TRUST

General. The Fund is a separate series of the Trust, an open-end management investment company. The Trust is organized under Massachusetts law as a voluntary association (commonly known as a business trust) under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994, as amended May 15, 2012 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (known as shares) and separate classes of shares. The Fund is a diversified investment company.

Voting Rights. Each share held entitles the shareholder of record to one vote and each fractional share is entitled to a proportionate fractional vote. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval, which they may exercise if the Fund fails to reach or maintain a viable size or for some other extraordinary reason as may be determined by the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board”).

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10 percent of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF PERMITTED INVESTMENTS

The following information supplements the information about permitted investments set forth in the prospectus.

Legend

%	- Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.

Ö	- No policy limitation; Fund may be currently using.

-	- Not permitted.

Short-Duration Bond Fund
American Depositary Receipts	—
Asset-Backed Securities	—
Bank Obligations	—
Commercial Paper	—
Convertible Securities	—
Corporate Debt Obligations	—
Equity Securities	—
Futures	—
Investment Company Shares	—
Mortgage-Backed Securities	Ö
Municipal Securities	—
Options	—
Repurchase Agreements	—
Restricted Securities	—
Securities of Foreign Issuers	—
Supranational Agency Obligations	—
U.S. Government Agency and Treasury Obligations	Ö1
Variable & Floating Rate Instruments	Ö
Zero Coupon Obligations	Ö
Illiquid Securities	15%[2]
Securities Lending	33 1/3%
Standby Commitments	33%
When-Issued Securities	33%

1.	May invest in U.S. Treasury Receipts.
2.	Percentage is based on net assets, not total assets.

AMERICAN DEPOSITARY RECEIPTS (“ADRs”) are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

ADJUSTABLE RATE MORTGAGE SECURITIES (“ARMs”) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, custodial receipts, and time deposits.

COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

CORPORATE DEBT OBLIGATIONS are debt securities issued by public or private companies to finance their operations. The issuer of the security has a contractual obligation to pay interest on specific dates at a stated rate and to repay principal on a specified maturity date. Corporate debt obligations may expose the Fund to the following types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Fund’s income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund); (4) prepayment risk or call risk (the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid, or “called” prior to maturity, requiring the Fund to invest the proceeds at generally lower interest rates); and (5) extension risk (the likelihood that as interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the security’s duration and reducing the value of the security).

EQUITY SECURITIES represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of the fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

FOREIGN SECURITIES are U.S. dollar denominated obligations of foreign issuers and may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposits, investments in Canadian Commercial Paper, foreign securities, ADRs and Europaper. Foreign securities have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, the Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s new regulations, the Trust, on behalf of the Fund, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Fund is not subject to registration or regulation as CPOs under the CEA. As a result, the Fund will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the investment managers’ ability to implement the Fund’s investment strategies and may adversely affect the Fund’s performance.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. With respect to futures contracts that are contractually required to “cash settle,” the Fund may cover its position by maintaining with its custodian bank (and marking-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract, rather than the notional value of the contract, or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities. However, by segregating assets in an amount equal to the net obligation rather than the notional amount of cash settled futures, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid securities equal to the notional amount of the contract, which may increase the risk associated with such transactions.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the investment managers’ ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES are securities issued by the Government National Mortgage Association (“GNMA”), a wholly-owned U.S. government corporation, and guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are “passed through” to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

HIGH YIELD SECURITIES are debt securities rated below investment-grade (junk bonds). Junk bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the issuer of these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

ILLIQUID SECURITIES are securities that cannot be sold or disposed of within seven days at approximately the price at which they are being carried on a mutual fund’s books.

INVESTMENT COMPANY SHARES are shares of other mutual funds that may be purchased by the Fund to the extent consistent with applicable law. Under the rules and regulations of the 1940 Act, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (i) the Fund would own more than 3 percent of the total voting stock of the company, (ii) securities issued by any one investment company represented more than 5 percent of the Fund’s assets, or

(iii) securities (other than treasury stock) issued by all investment companies would represent more than 10 percent of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders of the Fund would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family properties).

Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

MUNICIPAL SECURITIES include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

General obligation bonds and revenue bonds are debt instruments issued by states and local governments to raise funds for public works. General obligation bonds are backed by the full faith and credit of the issuing municipality, which means that the municipality commits its full resources to paying bondholders, including general taxation and the ability to raise more funds through credit. The ability to back up bond payments with tax funds is what distinguishes general obligation bonds from revenue bonds, which are repaid solely using the revenue generated by the specific project the bonds are issued to fund.

Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser’s opinion, be equivalent to the three highest ratings categories by S&P or Moody’s. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the ratings stated above.

The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to those with institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to determine initially and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

General Considerations Relating to State Specific Municipal Securities

With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Adviser cannot predict what legislation, if any, may be proposed in the state’s legislature in regards to the state’s personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the state’s municipal securities for investment by the Fund and the value of the Fund’s investments.

OPTIONS – Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Fund’s investment objective, options may be used from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction” – the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the investment managers to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Fund writes call options, it will write only covered call options.

OTHER INVESTMENTS - The Fund is not prohibited from investing in obligations of banks that are clients of SEI Investments Company. However, the purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations of the Adviser.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

REPURCHASE AGREEMENTS are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102 percent of the resale price stated in the agreement. Under all repurchase agreements entered into by the Fund, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate.

RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”) or an exemption from registration. Permitted investments for the Fund include restricted securities, and the Fund may invest up to 15 percent of its net assets in illiquid securities, subject to the Fund’s investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration pursuant to Rule 144A under the 1933 Act.

SECURITIES LENDING may be undertaken by the Fund pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100 percent of the market value of the securities lent at all times. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

STRIPPED MORTGAGE-BACKED SECURITIES (“SMBS”) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBS are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (“World Bank”), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association (“GNMA”), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”) and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the agency or instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 – Fannie Mae’s support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10 percent annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $ 250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

U.S. TREASURY OBLIGATIONS consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of these obligations, including those transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Receipts are similar to STRIPS, but are issued by banks or broker-dealers and created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Fund’s custodian holds the income from the receipts for the benefit of the receipt owners.

VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.

WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Fund’s custodian and the Fund will maintain liquid assets in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

YANKEE BONDS are U.S. dollar denominated debt obligations issued in the U.S. by foreign banks and corporations.

ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

SPECIAL RISKS OF CYBER ATTACKS - As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund, the Adviser, the Fund’s distributor, custodian, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

Fundamental Policies

The investment objective of the Fund, and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	The Fund may purchase securities of an issuer, except if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental and may be changed by the Board without shareholder approval.

1.	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.

2.	The Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities.

3.	The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

4.	The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Concentration. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Fund’s policy concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

THE ADVISER

General. The Adviser, Bishop Street Capital Management, is a Hawaii corporation established in 1999. The Adviser is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in 75 countries. BNP Paribas has three core lines of business that operate independently within the organization: Retail Banking, Corporate and Investment Banking and Investment Solutions. The Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by the Board. The principal business address of the Adviser is 999 Bishop Street, 28th Floor, Honolulu, Hawaii 96813. As of March 31, 2016, the Adviser had approximately $[XX] million in assets under management.

Advisory Agreement with the Trust. The Trust and First Hawaiian Bank entered into an advisory agreement dated March 31, 1999 (the “Advisory Agreement”). BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board approved Bishop Street Capital Management as the new adviser to the Trust. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Trust, and the obligations contained in that Agreement were assumed by Bishop Street Capital Management. At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Trust under First Hawaiian Bank, and the management and control of the Adviser, as well as the services provided, remained the same.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (as defined under “Taxes”).

After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Fund, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.55% of the average daily net assets of the Fund. The Adviser intends to continue these fee reductions and expense reimbursements until further notice, but may discontinue them at any time.

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation

Bishop Street Capital Management. The Adviser compensates each portfolio manager based on his or her performance with respect to management of the Fund. Each portfolio manager’s compensation package consists of a combination of an annual base salary, a discretionary bonus, deferred compensation through First Hawaiian Bank’s 401(k) and Profit Sharing Plan, and in the case of selected employees, an additional discretionary bonus award under the company’s Long-Term Incentive Plan (“LTIP”). The LTIP bonus award is based upon First Hawaiian Bank’s financial performance in accordance with pre-determined criteria. The discretionary bonus award is directly related to First Hawaiian Bank’s profitability; however, bonus amounts paid are purely discretionary.

Fund Shares Owned by Portfolio Managers

The Fund is required to show the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”). Because the Fund is new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Fund.

Management of Other Accounts

In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts as shown in the tables below. [None of the accounts listed below are subject to a performance-based advisory fee.] The information is provided as of [XX].

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets ([Millions])
Michael Hirai, CFA	[XX]	$[XX]	[XX]	$[XX]	[XX]	$[XX]
Joshua Lam	[XX]	$[XX]	[XX]	$[XX]	[XX]	$[XX]

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Trust’s principal underwriter, SEI Investments Distribution Co., are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration agreement dated January 27, 1995 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the “Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456, are parties to an amended and restated distribution agreement dated February 21, 2007 (the “Distribution Agreement”) whereby the Distributor acts as a principal underwriter for the continuous offering of the Fund’s shares on a “best efforts” basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Trust and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Trust, upon not more than 60 days’ written notice by either party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Shareholder Servicing Plan. The Fund has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.10% of average daily net assets of Class I Shares of the Fund will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and administrative services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Fund; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Fund; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Fund on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Fund may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

Other Payments by the Fund. The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, shareholder services fees the Fund may pay to financial intermediaries pursuant to the Fund’s shareholder servicing plan.

Other Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

DST Systems, Inc. (the “Transfer Agent”), 333 W. 11th Street, Kansas City, Missouri 64105, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

MUFG Union Bank, N.A. (the “Custodian”), 350 California Street, San Francisco, California 94104, serves as the Fund’s custodian, and is responsible for maintaining the custody of the Fund’s assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[XX], [address], serves as the Fund’s independent registered public accounting firm, and is responsible for auditing the Fund’s financial statements.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Trust.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator, and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time certain of the fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Adviser’s use of derivatives in managing the Fund, if any, as well as reports on the Fund’s investments in ETFs, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board, six of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an Independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a super-majority (75%) of the Board, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an Independent Trustee and composed of all of the Independent Trustees.

In addition, the Board has a member who serves as Lead Independent Trustee. In his role as Lead Independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the Independent Trustees and management, and among the Independent Trustees; (v) serves as a key point person for dealings between the Independent Trustees and management; and (vi) has such other responsibilities as the Board or Independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees*

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1998)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, O’Connor EQUUS (closed-end investment company), Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt	5	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI

Name and Year of Birth	Position with Trust	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years
		Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.

Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013.

William M. Doran (Born: 1940)	Trustee (since 2006)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	5	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The KP Funds, The Advisors’ Inner Circle Fund III, O’Connor EQUUS (closed-end investment company), Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset

Name and Year of Birth	Position with Trust	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years

Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

Independent Trustees

John K. Darr (Born: 1944)	Trustee (since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	5	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc.,	5	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and The KP Funds. Director of The Korea Fund, Inc.

Name and Year of Birth	Position with Trust	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years
		February 2010 to May 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

Mitchell A. Johnson (Born: 1942)	Trustee (since 2006)	Retired. Private Investor since 1994.	5

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

Betty L. Krikorian (Born: 1943)	Trustee (since 2006)	Vice President, Compliance, AARP	5	Current Directorships: Trustee of The Advisors’

Name and Year of Birth	Position with Trust	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years
		Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.		Inner Circle Fund, The Advisors’ Inner Circle Fund II and The KP Funds.

Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	5	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and The KP Funds.

George J. Sullivan, Jr. (Born: 1942)	Trustee (since 2006) Lead Independent Trustee	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc., April 1997 to December 2011.	5	Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Name and Year of Birth	Position with Trust	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years

Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013.

*	Trustees who are deemed to be “interested persons” (as the term is defined in the 1940 Act) of the Trust are referred to as “Interested Trustees.” Messrs. Doran and Nesher are deemed Interested Trustees by virtue of their affiliation with the Distributor and/or its affiliates.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1998.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2006.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as a trustee of the Trust since 2006.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as a trustee of the Trust since 2006.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as a trustee of the Trust since 2006.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

Board Committees. The Board has established the following standing committees:

•

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and (ix) other audit related matters. Ms. Krikorian and Messrs. Darr, Grause, Johnson, Speca and Sullivan currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

•	Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. Mr. Nesher, Interested Trustee, currently serves as the Board’s delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year

•	Governance Committee. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the Independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of “interested” Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Ms. Krikorian and Messrs. Darr, Grause, Johnson, Speca and Sullivan currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Fund Complex)[1,2]
Interested Trustees
William M. Doran	None	None
Robert A. Nesher	None	None
Independent Trustees
John K. Darr	None	None
Joseph T. Grause, Jr.	None	None
Mitchell A. Johnson	None	None
Betty L. Krikorian	None	None
Bruce Speca	None	None
George J. Sullivan	None	None

1	Valuation date is December 31, 2015.
2	The Trust is the only investment company in the Fund Complex.

Board Compensation. The Trust paid the following fees to the Trustees during the fiscal year ended December 31, 2015:

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1]
Interested Trustees

William M. Doran	$0	N/A	N/A	$0 for service on one (1) board

Robert A. Nesher	$0	N/A	N/A	$0 for service on one (1) board

Independent Trustees

John K. Darr	$[XX]	N/A	N/A	$[XX] for service on one (1) board

Joseph T. Grause, Jr.	$[XX]	N/A	N/A	$[XX] for service on one (1) board

Mitchell A. Johnson	$[XX]	N/A	N/A	$[XX] for service on one (1) board

Betty L. Krikorian	$[XX]	N/A	N/A	$[XX] for service on one (1) board

Bruce Speca	$[XX]	N/A	N/A	$[XX] for service on one (1) board

George J. Sullivan	$[XX]	N/A	N/A	$[XX] for service on one (1) board

1	The Trust is the only investment company in the Fund Complex.

Trust Officers. Set forth below are the names, years of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

Name and Year of Birth	Position with Trust	Principal Occupations in Past 5 Years	Number of Funds in the Fund Complex to be Overseen
Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments Company, since 2004.	5

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Treasurer, Controller and Chief Financial Officer (since 2015). Director, SEI Investments,	5

Name and Year of Birth	Position with Trust	Principal Occupations in Past 5 Years	Number of Funds in the Fund Complex to be Overseen
		Fund Accounting, December 2014-September 2015. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	5

Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The KP Funds, The Advisors’ Inner Circle Fund III, O’Connor EQUUS (closed-end investment company), Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010.	5

Name and Year of Birth	Position with Trust	Principal Occupations in Past 5 Years	Number of Funds in the Fund Complex to be Overseen
Lisa Whittaker (Born: 1978)	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).	5

John Y. Kim (Born: 1981)	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014).	5

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.	5

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.

It is currently the Trust’s policy to pay for redemptions in cash. The Trust retains the right, however, to alter this policy so as to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from the Fund of up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

PRICING/DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and Other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Foreign Securities. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the over-the-counter option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the over-the-counter option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value the Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Use of Third-Party Independent Pricing Agents and Independent Brokers. Pursuant to contracts with the Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

Fair Value Procedures. Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund’s prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. The Fund intends to qualify and elects to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Code. The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which is engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in the Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers for individuals which provide that such losses are carried over by the Fund indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The Fund’s unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. The Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

Federal Income Tax Treatment of Dividends and Distributions. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders at a maximum rate of 20% regardless of how long you have held your shares in the Fund.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

The Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Sales, Redemptions and Exchanges. Sales, redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gains distribution. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy. For the Fund, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61- day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). Exempt-interest dividends do not constitute “net investment income” for this purpose.

Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount. Gains of the Fund that are attributable to market discount on certain municipal obligations are treated as ordinary income to the extent of accrued market discount on the bond.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs”, the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund may have to distribute to its shareholders certain “phantom” income and gain the Fund accrues with respect to its investment in a PFIC in order to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax described above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Foreign Taxes. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Backup Withholding. In certain cases, the Fund will be required to withhold, at a rate of 28%, and remit to the U.S. Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number or a taxpayer identification at all, (2) is subject to backup withholding by the IRS, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of REMICs; (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of the Fund’s shares received by the Fund’s shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

Non-U.S. investors in the Fund may be subject to special U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from the Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in GNMA and Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Brokerage Selection. The Trust relies on the Adviser to select brokers for Fund portfolio transactions. The Adviser does not expect to use one particular broker or dealer for Fund portfolio transactions. The Adviser selects brokers based on the broker’s ability to provide “best execution.” The Adviser considers a number of factors when selecting brokers, such as the broker’s reputation and level of experience, the broker’s ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker’s familiarity with the market, the broker’s reliability and integrity, the broker’s fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity and current market conditions. In addition, when one or more brokers are believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities for clients, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of “regular brokers or dealers.”

Portfolio Turnover Rate. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. This policy and the accompanying procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, and includes procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Fund, the Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the President, Chief Compliance Officer, and portfolio managers to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles. The Chief Compliance Officer reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each semi-annual report and annual report to shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-annual and annual reports are distributed to shareholders and are available on the Trust’s website at www.bishopstreetfunds.com. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

The Trust’s website also provides information about the Trust’s complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar/fiscal quarter (i.e., each March 31, June 30, September 30, and December 31) for the Fund. The information for the Fund is posted to the website 45 days after the end of each calendar/fiscal quarter. The information on the Trust’s website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P’s and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund’s policy and procedures provide that the Chief Compliance Officer may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser, and their affiliates or recipients of the Fund’s portfolio holdings information.

In addition, the Fund’s service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series and shares. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policy and procedures, which is included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available (i) without charge, upon request, by calling 1-800-262-9565; and (ii) on the SEC’s website at http://www.sec.gov.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund did not have any beneficial owners to report.

APPENDIX A – DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), and Fitch Ratings (“Fitch”), respectively.

DESCRIPTION OF MOODY’S GLOBAL RATINGS

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P’S ISSUE CREDIT RATINGS

An S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and the promise S&P imputes;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH’S CREDIT RATINGS

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

BISHOP STREET CAPITAL MANAGEMENT

[Proxy Voting Policies and Procedures]

Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Bishop Street Capital Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Bishop Street Capital Management has retained the services of Glass-Lewis, a nationally recognized and independent proxy service, to provide research and automated voting for proxy issues based on its research. For the Bishop Street Funds portfolios that are subadvised by other SEC-registered investment advisers, proxy voting authority and disclosure has been delegated to the respective subadviser.

Procedure

Bishop Street Capital Management has adopted various procedures and reviews to implement the firm’s policy and to monitor and insure the firm’s policy is observed, implemented properly and amended or updated as appropriate. All proxies will be automatically forwarded to Glass-Lewis whose responsibilities will include:

•	Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

•	Voting the proxies according to the research service provider’s recommendation.

•	Transmitting the voted proxies to the issuer.

•	Recording how each proxy was voted for each client.

•	Maintaining appropriate proxy voting records by issuer and for clients.

•	Prepare and provide proxy voting reports to clients upon client request.

Glass-Lewis votes all proxies based on their recommendations and underlying voting guidelines and value system. The BSCM Proxy Committee performs an annual review of the Glass-Lewis voting guidelines and value system to confirm that they are consistent with the best economic interests of the firm’s clients. The BSCM Proxy Committee also performs an annual review of the Glass-Lewis Policies, Procedures and Practices Regarding Potential Conflicts of Interest to confirm that Glass-Lewis remains independent and objective in the formulation of its recommendations according to its voting guidelines and value system. All reviews and conclusions will be documented in minutes of the BSCM Proxy Committee.

Periodically, the Chief Compliance Officer or designate will review the Glass-Lewis voting record of proxies voted for all BSCM holdings under its direct management upon which the firm has authority to act and that are not under the oversight of its subadvisers and test proxy votes cast by Glass-Lewis for compliance with the Glass-Lewis voting guidelines and value system then in effect.

[Insert Proxy Voting Guidelines]

BISHOP STREET FUNDS

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)(1)	Agreement and Declaration of Trust of Bishop Street Funds (the “Trust” or the “Registrant”), dated May 25, 1994, is incorporated herein by reference to Exhibit B1 of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(a)(2)	Amended and Restated Agreement and Declaration of Trust of the Registrant, dated September 1, 1994, is incorporated herein by reference to Exhibit B1(a) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(a)(3)	Amendment No. 1, dated May 15, 2012, to the Amended and Restated Agreement and Declaration of Trust of the Registrant dated September 1, 1994, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(b)(1)	By-Laws of the Registrant are incorporated herein by reference to Exhibit B2 of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(b)(2)	Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit B2(b) of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001047469-98-007820 on February 26, 1998.

(b)(3)	Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b)(3) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000950123-10-019338 on March 1, 2010.

(b)(4)	Second Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b)(4) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-12-196505 on April 30, 2012.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement, dated March 31, 1999, between the Registrant and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001047469-99-017444 on April 30, 1999.

(d)(2)	Assignment and Assumption Agreement, dated February 22, 2000, between First Hawaiian Bank and Bishop Street Capital Management is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(d)(3)	Consent to Assignment and Assumption, dated February 22, 2000, between the Registrant and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(d)(4)	Schedule A, as last amended [ ], to the Investment Advisory Agreement, dated March 31, 1999, between the Registrant and Bishop Street Capital Management, to be filed by amendment.

1

(d)(5)	Amended and Restated Sub-Advisory Agreement, dated May 24, 2010, as amended, between Bishop Street Capital Management and Columbia Management Investment Advisers, LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-14-173017 on April 30, 2014.

(d)(6)	Expense Limitation Agreement, dated April 30, 2010, between the Registrant and Bishop Street Capital Management is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000950123-10-042077 on April 30, 2010.

(e)(1)	Amended and Restated Distribution Agreement, dated February 21, 2007, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with SEC via EDGAR Accession No. 0000893220-07-001562 on April 30, 2007.

(e)(2)	Amendment No. 1, dated August 2010, to the Amended and Restated Distribution Agreement, dated February 21, 2007, between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(e)(3)	SEI Investments Distribution Co. Sub-Distribution and Servicing Agreement, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(f)	Not Applicable.

(g)(1)	Mutual Fund Custody Agreement, dated August 4, 2000, between the Registrant and Union Bank of California, N.A. (now, MUFG Union Bank, N.A.) is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with SEC via EDGAR Accession No. 0000893220-04-000847 on April 29, 2004.

(g)(2)	Letter Agreement, dated July 1, 2002, between the Registrant and Union Bank of California, N.A. (now, MUFG Union Bank, N.A.), supplementing the Mutual Fund Custody Agreement, dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with SEC via EDGAR Accession No. 0000893220-04-000847 on April 29, 2004.

(g)(3)	Amended and Restated Appendix B, dated November 18, 2008, to the Mutual Fund Custody Agreement, dated August 4, 2000, between the Registrant and Union Bank of California, N.A. (now, MUFG Union Bank, N.A.), is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(h)(1)	Administration Agreement, dated January 27, 1995, between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit B9(a) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(h)(2)	Consent to Assignment and Assumption, dated June 1, 1996, of the Administration Agreement, dated January 27, 1995, between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) to SEI Fund Resources is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000912057-97-014754 on April 30, 1997.

2

(h)(3)	Amendment No. 1, dated May 10, 2001, to the Consent to Assignment and Assumption, dated June 1, 1996, between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with SEC via EDGAR Accession No. 0000893220-02-000518 on April 26, 2002.

(h)(4)	Schedule, dated November 30, 2007, to the Administration Agreement, dated January 27, 1995, between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services), is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(h)(5)	Agency Agreement, dated August 13, 2004, between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(h)(6)	Amendment, dated September 5, 2008, to the Agency Agreement, dated August 13, 2004, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(h)(7)	Shareholder Services Plan between the Registrant and SEI Investments Distribution Co., to be filed by amendment.

(h)(8)	Shareholder Service Provider Agreement between SEI Investments Distribution Co. and First Hawaiian Bank, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(i)	Opinion and Consent of Counsel, Morgan, Lewis and Bockius LLP, relating to the Short-Duration Bond Fund, to be filed by amendment.

(j)	Consent of independent registered public accounting firm, to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Distribution (12b-1) Plan (Class A Shares) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with SEC via EDGAR Accession No. 0001047469-99-023948 on June 11, 1999.

(n)(1)	Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000893220-09-000426 on February 27, 2009.

(n)(2)	Amended and Restated Schedule A to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, to be filed by amendment.

(o)	Not Applicable.

(p)(1)	Combined Code of Ethics for the Registrant, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, as last revised November 13, 2012, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(p)(2)	Code of Ethics for SEI Investments Distribution Co., as last revised October 3, 2012, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

(p)(3)	Code of Ethics for SEI Investments Global Funds Services, as last revised June 2012, is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514) filed with the SEC via EDGAR Accession No. 0001193125-13-187776 on April 30, 2013.

3

(p)(4)	Code of Ethics for Bishop Street Capital Management Corporation, dated September 9, 2004, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(p)(5)	Code of Ethics for Columbia Management Investment Advisers, LLC, as last revised May 1, 2010, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0000950123-11-042001 on April 29, 2011.

(q)(1)	Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Michael Beattie, Mitchell A. Johnson, Bruce R. Speca and Joseph T. Grause, Jr. are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-14-076110 on February 28, 2014.

(q)(2)	Power of Attorney for Mr. Rami Abdel-Rahman is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 033-80514), filed with the SEC via EDGAR Accession No. 0001193125-15-161806 on April 30, 2015.

(q)(3)	Power of Attorney for Mr. Stephen Connors is filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant:

See the Statement of Additional Information regarding the Registrant’s control relationships. The administrator of the Registrant, SEI Investments Global Funds Services, is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 30.	Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as exhibit (a)(1) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of the Investment Adviser:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

4

Bishop Street Capital Management

Bishop Street Capital Management (“BSCM”) serves as the investment adviser to the Registrant’s Hawaii Municipal Bond Fund, High Grade Income Fund, Strategic Growth Fund and Dividend Value Fund. The principal business address for BSCM is 999 Bishop Street, 28th Floor, Honolulu, Hawaii, 96813. BSCM is an investment adviser registered under the Investment Advisers Act of 1940. [The information listed below is for the fiscal years ended December 31, 2014 and 2015.]

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Alan H. Arizumi, Chief Executive Officer and Chairman	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Vice Chairman and Manager Wealth Management and Consumer Banking Group

	First Hawaiian Bank Foundation 999 Bishop Street Honolulu, HI 96813	Director

	FHB Guam Trust Co. 645 South Marine Corps Drive Tamuning, 96913 Guam	Vice Chairman & Director

	BancWest Investment Services, Inc. 180 Montgomery Street San Francisco, CA 94104	Director

	Kuakini Medical Center 347 N. Kuakini St. Honolulu, HI 96817	Treasurer/Director

	Kuakini Health System 347 N. Kuakini St. Honolulu, HI 96817	Director

	Enterprise Honolulu 735 Bishop Street, Suite 424 Honolulu, HI 96813	Director

	McKinley High School Foundation 1039 South King Street Honolulu, HI 96814	Director

	The Nature Conservancy of Hawaii 923 Nuuanu Avenue Honolulu, HI 96817	Trustee

	KCAA Preschools of Hawaii 2707 South King Street Honolulu, HI 96826	Trustee

5

Hawaii Community Foundation 827 Fort Street Mall Honolulu, HI 96813	Board Member

Hawaii Youth Symphony 1110 University Ave. Suite 200 Honolulu, HI 96826	Board Member

6

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Robert T. Fujioka, Director	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Vice Chairman, Chief Lending Officer, Manager of Commercial Banking Group

	First Hawaiian Bank Foundation 999 Bishop Street Honolulu, HI 96813	Director

	First Hawaiian Leasing Inc. 999 Bishop Street Honolulu, HI 96813	Chief Executive Officer & Director

	FHL SPC One Inc. 999 Bishop Street Honolulu, HI 96813	Chief Executive Officer & Director

	Hawaii Economic Development Corporation 222 Vineyard Street Honolulu, HI 96813	Board Member

	Japanese American National Museum 100 N. Central Avenue Los Angeles, CA 90012	Trustee

	Marina West Community Association PO Box 25758 Honolulu, HI 96825	Director

	Clarence T. C. Ching Foundation 1740 South Beretania Street, Suite 18 Honolulu, HI 96826	Trustee

7

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Robert S. Harrison, Director	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Chairman, President, Chief Executive Officer & Director

	First Hawaiian Bank Foundation 999 Bishop Street Honolulu, HI 96813	Chairman & Director

	FHB Guam Trust Co. 645 South Marine Corps Drive Tamuning, 96913 Guam	Chairman & Director

	FHL SPC One, Inc. 999 Bishop Street Honolulu, HI 96813	Chairman & Director

	First Hawaiian Leasing, Inc. 999 Bishop Street Honolulu, HI 96813	Chairman & Director

	BancWest Investment Services, Inc. 180 Montgomery Street San Francisco, CA 94104	Director

	Alexander & Baldwin, Inc. 822 Bishop Street Honolulu, HI 96813	Director

	Aloha Harvest 3599 Waialae Ave., #23 Honolulu, HI 96816	Emeritus Chairman

	Blood Bank of Hawaii 2043 Dillingham Boulevard Honolulu, HI 96819	Director

	Hawaii Community Foundation 827 Fort Street Mall Honolulu, HI 96813	Board Member

	Japan America Society of Hawaii P.O. Box 1412 Honolulu, HI 96806	Director

	Maryknoll School 1526 Alexander Street Honolulu, HI 96822	Treasurer/Director

	Chaminade University 3140 Waialae Avenue Honolulu, HI 96816	Board of Governors

	Hawaii Business Roundtable 1003 Bishop St. Honolulu, HI 96813	Chairman

	Hawaii Medical Service Association 818 Keeaumoku St. Honolulu, HI 96814	Chairman

8

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Michael K. Hirai, Director, President, Chief Investment Officer, and Director of Fixed Income	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Senior Vice President

	CFA Society Hawaii P.O. Box 580 Honolulu, HI 96809	Director

	U.S.-Japan Council 1819 L Street, NW Suite 200 Washington, DC 20036	Vice Chairman and Director

	Aloha Council, Boy Scouts of America 45 Puiwa Road Honolulu, HI 96817	Executive Board Member

	Japanese Cultural Center of Hawaii 2454 South Beretania Street Honolulu, HI 96826	Investment Advisory Board

Carrie K. S. Okinaga, Director and Corporate Secretary	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Senior Vice President, General Counsel and Secretary

	The Bankers Club, Inc. 999 Bishop Street Honolulu, HI 96813	Director, Secretary and Treasurer

	Center Club, Inc. 999 Bishop Street Honolulu, HI 96813	Director and Secretary

	FHL SPC One, Inc. 999 Bishop Street Honolulu, HI 96813	Secretary

	First Hawaiian Bank Foundation 999 Bishop Street Honolulu, HI 96813	Director and Secretary

	First Hawaiian Leasing, Inc. 999 Bishop Street Honolulu, HI 96813	Secretary

	Honolulu Authority for Rapid Transportation 1099 Alakea Street, 17th Floor Honolulu, HI 96813	Board Member

	Real Estate Delivery 2, Inc. 999 Bishop Street Honolulu, HI 96813	Director, Vice President and Secretary

9

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Ray S. Ono, Director	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Vice Chairman and Chief Operating Officer

	First Hawaiian Bank Foundation 999 Bishop Street Honolulu, HI 96813	Director

	First Hawaiian Leasing, Inc. 999 Bishop Street Honolulu, HI 96813	Director & Vice Chairman

	The Bankers Club, Inc. 999 Bishop Street Honolulu, HI 96813	Director

	Center Club, Inc. 999 Bishop Street Honolulu, HI 96813	Director, Vice President & Treasurer

	Aloha United Way 200 N. Vineyard Boulevard Suite 700 Honolulu, HI 96817	Director

	Friends of Hawaii Charities 733 Bishop Street Suite 2160 Honolulu, HI 96813	Director, Executive Committee

	Rehabilitation Hospital of the Pacific 226 North Kuakini Street Honolulu, HI 96817	Director, Chairman Audit Committee, Executive Committee Member, Long Range Planning Committee Member and Finance Committee Member

	The Chamber of Commerce of Hawaii, Military Affairs Council 1132 Bishop Street Suite 402 Honolulu, HI 96813	Member

10

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Ryan S. Ushijima, Senior Vice President, Chief Compliance Officer	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Vice President and Compliance Officer in Charge

Kenneth L. Miller, Senior Vice President and Director of Equity	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Senior Vice President and Chief Investment Strategist
	Kahala Nui 4389 Malia Street Honolulu, HI 96821	Director

Jennifer C.M. Carias, Senior Vice President and Portfolio Manager	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Vice President
	CFA Society Hawaii P.O. Box 580 Honolulu, HI 96809	Director

Stephanie C. Nomura Vice President and Fixed Income Portfolio Manager	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Assistant Vice President and Portfolio Manager
	Legacy of Life Hawaii 405 N Kuakini Street Honolulu, HI 96817	Director and Finance Committee Member
	CFA Society Hawaii P.O. Box 580 Honolulu, HI 96809	Member, Secretary
	Punahou Alumni Association 1601 Punahou Street Honolulu, HI 96822	Board Member

Joshua T. Lam Assistant Vice President and Fixed Income Portfolio Manager	First Hawaiian Bank 999 Bishop Street Honolulu, HI 96813	Assistant Vice President and Portfolio Manager

Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA”) serves as the sub-adviser for the Registrant’s Dividend Value Fund and Strategic Growth Fund. The principal business address of CMIA is 225 Franklin Street, Boston, Massachusetts 02110. CMIA is an investment adviser registered under the Investment Advisers Act of 1940.

11

[For the fiscal years ended December 31, 2014 and 2015, none of the directors, officers or partners of CMIA is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.]

Item 32.	Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	February 20, 2014

12

O’Connor EQUUS	May 15, 2014
Winton Series Trust	December 11, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s custodian:

MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.)

350 California Street

6th Floor

San Francisco, California 94104

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

13

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s investment advisers:

Bishop Street Capital Management

999 Bishop Street

Honolulu, Hawaii 96813

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Item 34.	Management Services: None.

Item 35.	Undertakings: None.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 033-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of February 2016.

BISHOP STREET FUNDS

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

* John K. Darr	Trustee	February 12, 2016
* William M. Doran	Trustee	February 12, 2016
* Joseph T. Grause, Jr.	Trustee	February 12, 2016
* Mitchell A. Johnson	Trustee	February 12, 2016
* Betty L. Krikorian	Trustee	February 12, 2016
* Robert A. Nesher	Trustee	February 12, 2016
* Bruce Speca	Trustee	February 12, 2016
* George J. Sullivan, Jr.	Trustee	February 12, 2016
* Michael Beattie	President	February 12, 2016
* Stephen Connors	Treasurer, Controller & Chief Financial Officer	February 12, 2016

*By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact

EXHIBIT INDEX

(q)(3)	Power of Attorney for Mr. Stephen Connors